Deposits	12 Months Ended
Dec. 31, 2013
Banking and Thrift [Abstract]
Deposit Liabilities Disclosures [Text Block]
Note 7 – Deposits

The aggregate amount of certificates of deposit with a balance of $250,000 or more was approximately $19,787,000 at December 31, 2013 and $20,919,000 at December 31, 2012.

At December 31, 2013, scheduled maturities of certificates of deposit were as follows:

(Dollars in thousands)
2014	$131,508
2015	21,032
2016	1,631
2017	1,445
Thereafter	-
Total	$155,616